Trade Receivables - Movement in ECL allowance (Details) - Trade receivables - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	$ 519	$ 629
Change in estimate	637	(110)
Ending balance	$ 1,156	$ 519